Debt (Details)														1 Months Ended			3 Months Ended	9 Months Ended			12 Months Ended
	Nov. 29, 2023 USD ($)	Nov. 02, 2023 USD ($)	Aug. 07, 2023 USD ($)	Apr. 25, 2023 USD ($)	Feb. 28, 2023 USD ($) item	Feb. 22, 2023 USD ($) $ / shares	Feb. 01, 2023 USD ($) item	Jul. 01, 2022 USD ($) item	Apr. 01, 2022 USD ($) item	Jun. 18, 2021 USD ($)	May 18, 2021 USD ($)	Dec. 01, 2020 USD ($)	Jun. 05, 2020 USD ($)	Jan. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Feb. 28, 2022 USD ($) item $ / shares shares	Sep. 30, 2024 INR (₨)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 INR (₨)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) item shares	Dec. 31, 2022 USD ($) item $ / shares	Dec. 31, 2021 USD ($)	Jul. 12, 2024 USD ($)	Dec. 31, 2023 INR (₨) item	Dec. 31, 2022 INR (₨)	Dec. 29, 2022 USD ($)	Dec. 28, 2022 USD ($)	Dec. 18, 2022	May 04, 2020 USD ($)	Sep. 30, 2016 INR (₨)
Debt Instrument [Line Items]
Interest rate (in percent)									5.00%
Amortization expense related to the debt discount																		$ 60,000		$ 250,000
Exercise price of warrants (in dollars per share) | $ / shares																						$ 3.61
Amount of notes issued																		740,000		900,000
Principal amount of debt																								$ 3,800,000
Interest expense recognized | ₨																	₨ 238,767		₨ 238,767
Proceeds from the issuance of debt																		5,874,000		$ 6,828,000
Loss on extinguishment of debt																		(592,000)
Vehicle Notes
Debt Instrument [Line Items]
Remaining outstanding balance																		$ 500,000			$ 500,000
Vehicle Notes | Minimum
Debt Instrument [Line Items]
Interest rate (in percent)																		4.99%
Required periodic payments																		$ 435
Vehicle Notes | Maximum
Debt Instrument [Line Items]
Interest rate (in percent)																		17.37%
Required periodic payments																		$ 1,628
BAC Seller Note
Debt Instrument [Line Items]
Interest rate (in percent)												6.00%
Remaining outstanding balance																		56,000			84,000
Principal amount of debt												$ 200,000
Required periodic payments												$ 4,000
ACA Seller Note
Debt Instrument [Line Items]
Interest rate (in percent)											6.00%
Remaining outstanding balance											$ 100,000							100,000
Principal amount of debt											200,000
Required periodic payments											$ 4,000
BHC Sellers Note
Debt Instrument [Line Items]
Remaining outstanding balance																		200,000			400,000
Principal amount of debt					$ 600,000
Basis spread on variable rate (in percent)					1.40%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]					us-gaap:FederalFundsEffectiveSwapRateMember
AFS Seller Note
Debt Instrument [Line Items]
Interest rate (in percent)								6.00%
Remaining outstanding balance																		400,000			500,000
Principal amount of debt																		600,000
Required periodic payments								$ 46,000
FSP Seller Note
Debt Instrument [Line Items]
Interest rate (in percent)																													6.00%
Remaining outstanding balance																		800,000			800,000
Principal amount of debt																												$ 900,000
Required periodic payments							$ 17,000
Real Estate Promissory Note
Debt Instrument [Line Items]
Remaining outstanding balance																		$ 400,000			400,000
Principal amount of debt																											$ 400,000
ConnectM Before Business Combination
Debt Instrument [Line Items]
Debt discount																					32,224	$ 59,844
Amortization expense related to the debt discount																					346,557	23,017
Remaining outstanding balance																					13,203,722	6,241,058
Required periodic payments							$ 17,400
Incremental fee incurred from amendment to agreement				$ 100,000
Loss on extinguishment of debt																					(370,320)
ConnectM Before Business Combination | Secured Promissory Note Agreement
Debt Instrument [Line Items]
Remaining outstanding balance																					7,410,000	1,900,000
ConnectM Before Business Combination | Promissory Notes, 2022 [Member]
Debt Instrument [Line Items]
Number of lenders | item																2
Interest rate (in percent)																9.25%
Increased annual simple rate upon the occurrence of an Event of Default (in percent)																12.00%
Event of Default, period of non payment of installment of principal or interest continues after the due date																30 days
Event of Default, period over which the breach of any material covenant or other term or condition continues after the Company shall have received written notice from any lender																30 days
Event of Default, period over which the false or misleading representation or warranty continues after the Company shall have received written notice from any lender																45 days
Event of Default, period over which the any proceedings or action, relating to bankruptcy or insolvency remains unvacated, unbonded or unstayed																90 days
Event of Default, Minimum amount of money judgment, writ or similar final process entered or filed against the Company or any of its property or other assets																$ 1,000,000
Event of Default, period over which any money judgment, writ or similar final process, granting injunctive relief, remains unvacated, unbonded or unstayed																90 days
Debt discount																$ 82,861					32,224	59,844
Amortization expense related to the debt discount																					$ 27,620	23,017
Number of warrants issued (in shares) | shares																23,332
Exercise price of warrants (in dollars per share) | $ / shares																$ 12
Fair value of warrants																$ 82,861
Term of warrants																10 years
ConnectM Before Business Combination | Promissory Notes, 2023 [Member]
Debt Instrument [Line Items]
Number of warrants issued (in shares) | shares																					0
Amount of notes issued																					$ 5,510,000
ConnectM Before Business Combination | Promissory Notes, 2023 [Member] | Minimum
Debt Instrument [Line Items]
Interest rate (in percent)																					18.00%				18.00%
ConnectM Before Business Combination | Promissory Notes, 2023 [Member] | Maximum
Debt Instrument [Line Items]
Interest rate (in percent)																					24.00%				24.00%
ConnectM Before Business Combination | Convertible Notes
Debt Instrument [Line Items]
Interest rate (in percent)						5.00%
Increased annual simple rate upon the occurrence of an Event of Default (in percent)						8.00%
Event of Default, period over which the breach of any material covenant or other term or condition continues after the Company shall have received written notice from any lender						30 days
Event of Default, period over which the false or misleading representation or warranty continues after the Company shall have received written notice from any lender						30 days
Event of Default, period over which the any proceedings or action, relating to bankruptcy or insolvency remains unvacated, unbonded or unstayed						90 days
Event of Default, Minimum amount of money judgment, writ or similar final process entered or filed against the Company or any of its property or other assets						$ 100,000
Event of Default, period over which any money judgment, writ or similar final process, granting injunctive relief, remains unvacated, unbonded or unstayed						90 days
Amount of notes issued															$ 1,350,000						$ 900,000
Threshold maximum percentage of price per share to be sold in a financing event, considered as denominator for determination of conversion quotient						80.00%
Threshold maximum price per share to be sold in a financing event, considered as denominator for determination of conversion quotient | $ / shares						$ 7
Event of Default, period over which the failure to pay any installment of principal or interest on any debt continues after receipt of notice thereof from the respective holder of such debt						15 days
Remeasurement gain																					25,446	45,869
Unpaid principal balance																					2,250,000	1,350,000
ConnectM Before Business Combination | Convertible Notes | Minimum
Debt Instrument [Line Items]
Term						2 years
ConnectM Before Business Combination | Small Business Administration (SBA) Loans
Debt Instrument [Line Items]
Remaining outstanding balance																					768,956	775,000
Principal amount of debt													$ 150,000
Required periodic payments													$ 731
Required monthly payments period													30 years
ConnectM Before Business Combination | Small Business Administration Loans, One [Member]
Debt Instrument [Line Items]
Interest rate (in percent)																							3.75%
Remaining outstanding balance																					475,000	$ 475,000
Principal amount of debt																							$ 475,000
Required periodic payments																							$ 1,484
Required monthly payments period																							30 years
ConnectM Before Business Combination | Small Business Administration Loans, In Connection With Business Acquisition [Member]
Debt Instrument [Line Items]
Interest rate (in percent)																						3.75%				3.75%
Remaining outstanding balance																					293,956	$ 300,000
Required periodic payments																						$ 731
Required monthly payments period																						30 years
Number of additional loans | item																						2
ConnectM Before Business Combination | Small Business Administration Loans, In Connection With Business Acquisition, One [Member]
Debt Instrument [Line Items]
Principal amount of debt																						$ 150,000
ConnectM Before Business Combination | Small Business Administration Loans, In Connection With Business Acquisition, Two [Member]
Debt Instrument [Line Items]
Principal amount of debt																						150,000
ConnectM Before Business Combination | Paycheck Protection Program (PPP) Loans
Debt Instrument [Line Items]
Remaining outstanding balance																					59,350	100,740
Principal amount of debt																														$ 151,000
ConnectM Before Business Combination | Vehicle Notes
Debt Instrument [Line Items]
Remaining outstanding balance																					$ 497,957	281,003
Total number of loans | item																					12				12
ConnectM Before Business Combination | Vehicle Notes | Minimum
Debt Instrument [Line Items]
Interest rate (in percent)																					4.99%				4.99%
Required periodic payments																					$ 435
ConnectM Before Business Combination | Vehicle Notes | Maximum
Debt Instrument [Line Items]
Interest rate (in percent)																					17.37%				17.37%
Required periodic payments																					$ 1,628
ConnectM Before Business Combination | BAC Seller Note
Debt Instrument [Line Items]
Interest rate (in percent)												6.00%
Remaining outstanding balance																					83,810	123,867
Principal amount of debt												$ 200,000
Required periodic payments												$ 3,867
ConnectM Before Business Combination | ACA Seller Note
Debt Instrument [Line Items]
Interest rate (in percent)										6.00%
Remaining outstanding balance																					124,627	160,890
Principal amount of debt										$ 225,000
Required periodic payments										$ 4,350
ConnectM Before Business Combination | CSH Sellers Notes
Debt Instrument [Line Items]
Remaining outstanding balance																					$ 234,734	330,928
ConnectM Before Business Combination | First CSH Seller Note
Debt Instrument [Line Items]
Interest rate (in percent)																					5.00%				5.00%
Remaining outstanding balance																					$ 117,367	165,464
Principal amount of debt																					$ 200,000
Required periodic payments									$ 13,869
Number of equal installments of required periodic payments | item									16
ConnectM Before Business Combination | Second CSH Seller Note
Debt Instrument [Line Items]
Interest rate (in percent)																					5.00%				5.00%
Remaining outstanding balance																					$ 117,367	165,464
Principal amount of debt																					200,000
Required periodic payments									$ 13,869
Number of equal installments of required periodic payments | item									16
ConnectM Before Business Combination | BHC Sellers Note
Debt Instrument [Line Items]
Remaining outstanding balance																					400,000	$ 600,000
Principal amount of debt																					$ 600,000
Number of equal installments of required periodic payments | item					3
Basis spread on variable rate (in percent)																					3.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]																					us-gaap:FederalFundsEffectiveSwapRateMember
Average interest rate (in percent)																					7.50%	7.50%
ConnectM Before Business Combination | AFS Seller Note
Debt Instrument [Line Items]
Interest rate (in percent)																					6.00%				6.00%
Remaining outstanding balance																					$ 462,531	$ 612,808
Principal amount of debt																					649,000
Required periodic payments								$ 45,927
Number of equal installments of required periodic payments | item								16
ConnectM Before Business Combination | FSP Seller Note
Debt Instrument [Line Items]
Interest rate (in percent)																												6.00%
Remaining outstanding balance																					768,063	900,000
Principal amount of debt																												$ 900,000
Number of equal installments of required periodic payments | item							60
ConnectM Before Business Combination | Real Estate Promissory Note
Debt Instrument [Line Items]
Remaining outstanding balance																					$ 370,000	370,000
Principal amount of debt																											$ 370,000
ConnectM Before Business Combination | Promissory Note- Related Party
Debt Instrument [Line Items]
Interest rate (in percent)																					14.00%				14.00%
Remaining outstanding balance																					$ 85,437	85,822			₨ 7,100,000	₨ 7,100,000
Principal amount of debt | ₨																															₨ 90,000,000
Interest expense recognized																					12,040	12,654
Interest expense accrued																					64,612	$ 75,087
ConnectM Before Business Combination | Business Line of Credit
Debt Instrument [Line Items]
Interest rate (in percent)														13.00%
Amounts borrowed														$ 74,400
Maximum borrowing capacity														$ 74,400
ConnectM Before Business Combination | Libertas (Sale of Future Receipts)
Debt Instrument [Line Items]
Remaining outstanding balance																					1,938,257
Loss on extinguishment of debt																					370,320
ConnectM Before Business Combination | Libertas (Sale of Future Receipts) | Loss on extinguishment of debt
Debt Instrument [Line Items]
Interest expense recognized																					662,400
ConnectM Before Business Combination | Libertas (Sale of Future Receipts) | Interest expense
Debt Instrument [Line Items]
Interest expense recognized																					318,937
ConnectM Before Business Combination | Libertas (Sale of Future Receipts), April
Debt Instrument [Line Items]
Debt discount				421,144
Future Receipts sold and assigned				1,597,144
Proceeds from the issuance of debt				1,176,000
Fee received for Future Receipts sold and assigned				24,000
Minimum weekly sales receipts agreed to pay		$ 17,700		$ 30,174
Amount of debt forgiven		$ 162,080																			162,080
ConnectM Before Business Combination | Libertas (Sale of Future Receipts), August
Debt Instrument [Line Items]
Debt discount			$ 310,000
Required periodic payments			25,595
Future Receipts sold and assigned			1,290,000
Proceeds from the issuance of debt			980,000
Fee received for Future Receipts sold and assigned			$ 20,000
Amount of debt forgiven	$ 130,000																				$ 130,000
Incremental fee incurred from amendment to agreement	221,000
Incremental amount to be borrowed	$ 370,543